Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2021	2020	2019
Deferred tax assets:	USD in thousands

Operating loss carryforward	51,683	37,951	25,077

Deferred taxes due to carryforward losses	11,887	8,729	5,768

Valuation allowance	(11,887)	(8,729)	(5,768)
Net deferred tax asset	--	--	--